Net Loss Per Share - Summary of Outstanding Potentially Dilutive Common Stock Equivalents Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	3,884,986	21,145,718	22,551,229	20,955,192
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share		17,579,720	18,670,328	17,510,045
Common Stock Options Issued and Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	3,658,436	3,313,257	3,636,358	3,108,604
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	226,550
Early Exercised Options Subject to Future Vesting
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share		21,620	13,422	11,603
Convertible Preferred Stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share		54,903	54,903	183,162
Common Stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share		176,218	176,218	141,778